Net Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2025
Notes to Consolidated Financial Statements [Abstract]
Weighted Average Number of Shares Reconciliation from Common to Diluted common
	2025	2024
Weighted average number of common shares	486,335,000	494,198,000
Dilutive effect of stock options	183,000	167,000
Weighted average number of diluted common shares	486,518,000	494,365,000

Summary of Instruments excluded in calculation of diluted earnings

Options excluded from the calculation of diluted net earnings per share due to the option exercise prices being greater than the average market price of common shares were as follows:

	2025	2024
Number of options excluded	1,681,305	2,056,982